Jun. 22, 2018
AT EQUITY INCOME FUND

THE ADVISORS’ INNER CIRCLE FUND

AT All Cap Growth Fund

AT Equity Income Fund
(each, a “Fund” and together, the “Funds”)

Supplement dated June 22, 2018

to the

Prospectus and Statement of Additional Information (the “SAI”), each dated December 13, 2017, as supplemented

This supplement provides new and additional information
beyond that contained in the Prospectus and the SAI
and should be read in conjunction with the Prospectus and the SAI.

Effective June 25, 2018, (the “Effective Date”), the name of the Funds will change as follows:

Current Fund Name	New Fund Name
AT All Cap Growth Fund	CIBC Atlas All Cap Growth Fund
AT Equity Income Fund	CIBC Atlas Equity Income Fund

Accordingly, as of the Effective Date, all references contained in the Prospectus and SAI to the Funds are amended accordingly.

AT Investment Advisers, Inc. (the “Adviser”), the Funds’ investment adviser, has also changed its name to CIBC Private Wealth Advisors, Inc., effective as of June 25, 2018. There will be no changes to the portfolio management of the Funds as a result of the name change of the Adviser. All references contained in the Prospectus and SAI to the Adviser are amended accordingly. In addition, as of the Effective Date, all references contained in the Prospectus and SAI to the phone number of the Funds are hereby deleted and replaced with 1-855-328-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ATF-SK-004-0100